JOINT VENTURES AND ASSOCIATES - Summarized statements of comprehensive income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Summarised statements of comprehensive income
Revenue	$ 328,455,588	$ 206,697,620	$ 172,350,699
(Loss) Profit for the year	(3,908,904)	(3,820,622)	4,236,628
Other comprehensive income	35,172,250	10,051,318	(9,682,116)
Total comprehensive profit (loss)	31,263,346	6,230,696	(5,445,488)
Trigall Genetics S.A.
Summarised statements of comprehensive income
Revenue	2,205,849	1,110,303	799,625
Finance income		22,470	79,442
Interest expense.	(97,419)	(3,586)	(1,863)
Depreciation and amortization	(234,190)
(Loss) Profit for the year	1,340,129	586,773	172,670
Total comprehensive profit (loss)	1,340,129	586,773	172,670
Synertech Industrias S.A.
Summarised statements of comprehensive income
Revenue	61,117,486	23,759,744	21,501,725
Finance income	7,019,720	5,584,007	3,805,655
Interest expense.	(8,644,475)	(6,283,955)	(6,666,508)
Depreciation and amortization	(1,339,357)	(39,171)	(1,076,699)
(Loss) Profit for the year	(2,429,401)	1,776,244	5,099,582
Other comprehensive income	(1,172,537)	(827,236)	1,042,811
Total comprehensive profit (loss)	$ (3,601,938)	$ 949,008	$ 6,142,393